Note 10 - Share-based Payments (Details Textual)		3 Months Ended			6 Months Ended
	Dec. 31, 2017 shares	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($)	Dec. 31, 2018
Statement Line Items [Line Items]
Option life, share options granted			3	3
Weighted average remaining contractual life of outstanding share options	2.77				2.03	2.51	2.26
Share-based payment arrangements, option vesting percentage		25.00%
Share-based payment arrangements, option vesting period		270 days
Share-based payment arrangements, option vesting period, required period before vesting begins		90 days
Risk free interest rate, share options granted					1.62%	1.39%
Expected dividend, share options granted
Expected volatility, share options granted					111.00%	97.00%
Weighted average share price, share options granted					$ 0.29
Exercise price, share options granted					0.08
Management, employees, directors and consultants [member]
Statement Line Items [Line Items]
Weighted average fair value at measurement date, share options granted					0.05	$ 0.12
Top of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options					0.23	0.23
Bottom of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options					$ 0.07	$ 0.20
The 2017 Stock Option Plan [member]
Statement Line Items [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares | shares	7,105,838
Share reservation limitations, maximum percentage of allowed reserved shares	5.00%
Weighted average remaining contractual life of outstanding share options					2.03	2.51
The 2017 Stock Option Plan [member] | Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted	10